Schedule of Investments (unaudited)
July 31, 2024
 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 95.7%
Communication Services — 3.6%
Diversified Telecommunication Services — 0.8%
Anterix Inc.	190,836	$7,683,057 *
Entertainment — 0.7%
Vivid Seats Inc., Class A Shares	1,346,800	6,572,384 *
Media — 2.1%
Criteo SA, ADR	182,800	8,141,912 *
Gambling.com Group Ltd.	594,000	5,714,280 *
Gray Television Inc.	790,248	5,081,295
Total Media		18,937,487

Total Communication Services		33,192,928
Consumer Discretionary — 9.4%
Automobile Components — 1.2%
Visteon Corp.	101,198	11,692,417 *
Diversified Consumer Services — 1.2%
Stride Inc.	151,162	11,485,289 *
Hotels, Restaurants & Leisure — 1.2%
Bloomin’ Brands Inc.	348,649	7,269,331
Everi Holdings Inc.	289,669	3,728,040 *
Total Hotels, Restaurants & Leisure		10,997,371
Household Durables — 2.0%
Meritage Homes Corp.	90,000	18,258,300
Specialty Retail — 2.8%
Academy Sports & Outdoors Inc.	124,700	6,742,529
Murphy USA Inc.	38,725	19,553,027
Total Specialty Retail		26,295,556
Textiles, Apparel & Luxury Goods — 1.0%
Oxford Industries Inc.	88,600	9,332,238

Total Consumer Discretionary		88,061,171
Consumer Staples — 1.3%
Food Products — 1.3%
Hain Celestial Group Inc.	685,100	5,302,674 *
Utz Brands Inc.	441,042	6,545,063

Total Consumer Staples		11,847,737
Energy — 7.1%
Energy Equipment & Services — 3.1%
Atlas Energy Solutions Inc.	423,300	8,990,892
Expro Group Holdings NV	327,600	7,606,872 *
Valaris Ltd.	157,400	12,370,066 *
Total Energy Equipment & Services		28,967,830
Oil, Gas & Consumable Fuels — 4.0%
CNX Resources Corp.	305,622	8,089,814 *
HF Sinclair Corp.	138,200	7,113,154
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Magnolia Oil & Gas Corp., Class A Shares	258,000	$7,027,920
Matador Resources Co.	244,500	15,031,860
Total Oil, Gas & Consumable Fuels		37,262,748

Total Energy		66,230,578
Financials — 18.4%
Banks — 9.4%
Bank OZK	289,887	13,592,801
Home BancShares Inc.	536,300	15,193,379
Independent Bank Corp.	190,600	12,226,990
Texas Capital Bancshares Inc.	156,400	10,338,040 *
WaFd Inc.	368,174	13,103,313
Wintrust Financial Corp.	142,221	15,388,312
WSFS Financial Corp.	144,100	8,140,209
Total Banks		87,983,044
Capital Markets — 0.3%
ACIES Acquisition Corp.	1,120,800	2,432,136 *(a)
Consumer Finance — 3.9%
Encore Capital Group Inc.	241,746	12,220,260 *
OneMain Holdings Inc.	225,700	11,795,082
PROG Holdings Inc.	265,910	11,981,905
Total Consumer Finance		35,997,247
Financial Services — 2.5%
Essent Group Ltd.	137,800	8,659,352
Euronet Worldwide Inc.	147,600	15,053,724 *
Total Financial Services		23,713,076
Insurance — 1.4%
Abacus Life Inc.	322,200	3,106,008 *
Assured Guaranty Ltd.	119,336	9,829,706
Total Insurance		12,935,714
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Redwood Trust Inc.	1,090,400	7,927,208

Total Financials		170,988,425
Health Care — 13.4%
Biotechnology — 1.9%
Insmed Inc.	69,700	5,070,675 *
Rhythm Pharmaceuticals Inc.	59,600	2,873,316 *
Scholar Rock Holding Corp.	578,000	5,248,240 *
Ultragenyx Pharmaceutical Inc.	109,800	4,943,196 *
Total Biotechnology		18,135,427
Health Care Equipment & Supplies — 1.3%
Lantheus Holdings Inc.	111,428	11,680,997 *
Health Care Providers & Services — 4.2%
Acadia Healthcare Co. Inc.	174,444	11,312,694 *
AMN Healthcare Services Inc.	107,500	7,269,150 *
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2024 Quarterly Report

 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — continued
HealthEquity Inc.	133,715	$10,493,953 *
R1 RCM Inc.	777,589	10,015,346 *
Total Health Care Providers & Services		39,091,143
Life Sciences Tools & Services — 0.8%
Maravai LifeSciences Holdings Inc., Class A Shares	719,500	7,000,735 *
Pharmaceuticals — 5.2%
Axsome Therapeutics Inc.	72,700	6,347,437 *
Corcept Therapeutics Inc.	356,700	13,793,589 *
Intra-Cellular Therapies Inc.	147,745	11,630,487 *
Prestige Consumer Healthcare Inc.	148,100	10,486,961 *
Verona Pharma PLC, ADR	277,000	6,276,820 *
Total Pharmaceuticals		48,535,294

Total Health Care		124,443,596
Industrials — 17.0%
Building Products — 2.6%
Janus International Group Inc.	764,000	11,016,880 *
Tecnoglass Inc.	247,200	13,301,832
Total Building Products		24,318,712
Construction & Engineering — 1.3%
Primoris Services Corp.	207,674	11,727,351
Electrical Equipment — 1.2%
EnerSys	102,477	11,265,297
Ground Transportation — 0.8%
Marten Transport Ltd.	409,542	7,703,485
Machinery — 3.4%
Hillman Solutions Corp.	1,226,693	12,450,934 *
Terex Corp.	190,400	12,044,704
Wabash National Corp.	307,400	6,606,026
Total Machinery		31,101,664
Passenger Airlines — 2.0%
Allegiant Travel Co.	142,300	7,978,761
SkyWest Inc.	137,200	10,967,768 *
Total Passenger Airlines		18,946,529
Professional Services — 2.3%
ICF International Inc.	84,754	12,467,313
Korn Ferry	124,440	9,173,717
Total Professional Services		21,641,030
Trading Companies & Distributors — 3.4%
Custom Truck One Source Inc.	1,149,238	5,757,682 *
GATX Corp.	89,242	12,449,259
Rush Enterprises Inc., Class A Shares	263,496	13,440,931
Total Trading Companies & Distributors		31,647,872

Total Industrials		158,351,940
Information Technology — 9.8%
Communications Equipment — 0.9%
Extreme Networks Inc.	581,200	8,311,160 *
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — 3.1%
Advanced Energy Industries Inc.	65,804	$7,657,612
Crane NXT Co.	133,400	8,388,192
Itron Inc.	76,200	7,882,128 *
nLight Inc.	387,933	4,682,351 *
Total Electronic Equipment, Instruments & Components		28,610,283
IT Services — 0.8%
BigCommerce Holdings Inc., Series 1	973,500	7,885,350 *
Semiconductors & Semiconductor Equipment — 2.6%
indie Semiconductor Inc., Class A Shares	932,100	5,573,958 *
Photronics Inc.	331,500	8,423,415 *
SMART Global Holdings Inc.	426,850	9,988,290 *
Total Semiconductors & Semiconductor Equipment		23,985,663
Software — 2.4%
CommVault Systems Inc.	54,638	8,351,418 *
Q2 Holdings Inc.	151,900	10,248,693 *
Rapid7 Inc.	101,722	4,001,744 *
Total Software		22,601,855

Total Information Technology		91,394,311
Materials — 7.0%
Chemicals — 1.0%
Olin Corp.	197,458	9,006,060
Construction Materials — 1.4%
Eagle Materials Inc.	49,000	13,342,700
Containers & Packaging — 1.2%
Silgan Holdings Inc.	215,400	11,078,022
Metals & Mining — 3.4%
Commercial Metals Co.	131,150	7,882,115
Constellium SE	518,030	9,226,114 *
MP Materials Corp.	532,375	7,197,710 *
Warrior Met Coal Inc.	113,000	7,809,430
Total Metals & Mining		32,115,369

Total Materials		65,542,151
Real Estate — 6.2%
Diversified REITs — 0.7%
Alexander & Baldwin Inc.	348,200	6,863,022
Hotel & Resort REITs — 0.8%
RLJ Lodging Trust	781,623	7,378,521
Industrial REITs — 0.9%
LXP Industrial Trust	800,069	8,240,711
Office REITs — 1.5%
COPT Defense Properties	493,600	14,299,592
Retail REITs — 1.3%
Kite Realty Group Trust	468,226	11,546,453
Specialized REITs — 1.0%
PotlatchDeltic Corp.	214,400	9,510,784

Total Real Estate		57,839,083
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2024 Quarterly Report

 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Utilities — 2.5%
Electric Utilities — 1.4%
Portland General Electric Co.		286,273	$13,563,615
Gas Utilities — 1.1%
ONE Gas Inc.		146,800	10,221,684

Total Utilities			23,785,299
Total Investments before Short-Term Investments (Cost — $663,559,247)			891,677,219
	Rate
Short-Term Investments — 4.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.143%	20,088,185	20,088,185 (b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.238%	20,088,185	20,088,185 (b)(c)

Total Short-Term Investments (Cost — $40,176,370)			40,176,370
Total Investments — 100.0% (Cost — $703,735,617)			931,853,589
Liabilities in Excess of Other Assets — (0.0)%††			(267,900)
Total Net Assets — 100.0%			$931,585,689

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2024, the total market value of investments in Affiliated Companies was $20,088,185 and the cost was $20,088,185 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Small Cap Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Common Stocks†:
Financials	$168,556,289	$2,432,136	—	$170,988,425
Other Common Stocks	720,688,794	—	—	720,688,794
Total Long-Term Investments	889,245,083	2,432,136	—	891,677,219
Short-Term Investments†	40,176,370	—	—	40,176,370
Total Investments	$929,421,453	$2,432,136	—	$931,853,589

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2024. The following transactions were effected in such company for the period ended July 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$9,040,386	$83,429,093	83,429,093	$72,381,294	72,381,294

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$388,728	—	$20,088,185

ClearBridge Small Cap Fund 2024 Quarterly Report